Other Current Assets and Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Assets and Accrued Liabilities
Property and equipment	$ 12,104	$ 708
Employee compensation	5,044	2,474
Charging equipment and services	2,309	1,378
Other	7,621	6,385
Total	$ 27,078	$ 10,945